Note 12 - Income Tax and Social Contribution - Income Taxes Reported (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Income tax expense - current	R$ (1,268.6)	R$ (1,048.9)	R$ (1,118.1)
Deferred tax expense on temporary differences	1,072.9	(1,576.0)	277.1
Deferred tax over taxes losses carryforwards movements in the current period	(440.9)	862.4	86.3
Total deferred tax (expense)/income	632.0	(713.6)	363.4
Total income tax expenses	R$ (636.6)	R$ (1,762.5)	R$ (754.7)